UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200
Schwab Investments — Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)      (Zip code)
Marie Chandoha
Schwab Investments — Schwab 1000 Index Fund
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

Schwab Investments
Schwab 1000 Index Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.6%		Common Stock	1,947,578,898	5,066,303,107
0.2%		Other Investment Company	11,409,506	11,409,506
0.1%		Short-Term Investment	1,347,946	1,347,946

99.9%		Total Investments	1,960,336,350	5,079,060,559
0.7%		Collateral Invested for Securities on Loan	38,051,098	38,051,098
(0	.6)%	Other Assets and Liabilities, Net		(31,087,050)

100.0%		Net Assets		5,086,024,607

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 0.9%
Autoliv, Inc. (b)	32,400	2,131,920
BorgWarner, Inc. *	37,298	2,766,766
Dana Holding Corp.	50,100	805,608
Ford Motor Co.	1,271,387	16,464,462
General Motors Co. *	260,300	7,311,827
Gentex Corp.	48,772	933,008
Harley-Davidson, Inc.	73,892	3,873,418
Johnson Controls, Inc.	231,354	7,192,796
Lear Corp.	34,800	1,705,200
Tesla Motors, Inc. (b)*	22,500	843,975
The Goodyear Tire & Rubber Co. *	83,100	1,143,456
TRW Automotive Holdings Corp. *	35,300	2,034,339
Visteon Corp. *	17,500	985,075

		48,191,850

Banks 2.8%
Associated Banc-Corp.	59,048	842,615
Bank of Hawaii Corp.	15,832	761,361
BankUnited, Inc.	16,900	454,610
BB&T Corp.	228,600	6,922,008
BOK Financial Corp.	8,900	498,845
CIT Group, Inc. *	68,200	2,888,270
City National Corp.	15,532	822,575
Comerica, Inc.	67,528	2,320,262
Commerce Bancshares, Inc.	24,173	907,696
Cullen/Frost Bankers, Inc.	20,800	1,224,912
East West Bancorp, Inc.	50,400	1,181,880
Fifth Third Bancorp	286,884	4,673,340
First Horizon National Corp.	87,376	892,109
First Niagara Financial Group, Inc.	118,300	927,472
First Republic Bank	20,200	720,938
Hancock Holding Co.	28,800	870,336
Hudson City Bancorp, Inc.	146,840	1,255,482
Huntington Bancshares, Inc.	293,798	2,044,834
KeyCorp	324,014	3,045,732
M&T Bank Corp.	40,143	4,122,285
New York Community Bancorp, Inc.	149,882	2,000,925
People’s United Financial, Inc.	121,993	1,501,734
PNC Financial Services Group, Inc.	174,634	10,792,381
Prosperity Bancshares, Inc.	15,900	717,249
Regions Financial Corp.	481,506	3,746,117
Signature Bank *	15,700	1,160,701
SunTrust Banks, Inc.	182,593	5,180,163
SVB Financial Group *	14,900	988,913
TFS Financial Corp. *	27,300	279,279
U.S. Bancorp	633,605	20,972,325
Valley National Bancorp	67,062	656,537
Wells Fargo & Co.	1,642,196	57,197,687
Zions Bancorp	63,198	1,473,777

		144,045,350

Capital Goods 8.2%
3M Co.	212,654	21,382,360
Acuity Brands, Inc.	14,300	983,840
AECOM Technology Corp. *	39,200	1,002,344
AGCO Corp. *	33,000	1,749,000
Air Lease Corp. *	22,700	541,849
Alliant Techsystems, Inc.	11,238	727,323
AMETEK, Inc.	81,705	3,349,088
Armstrong World Industries, Inc.	7,100	390,429
B/E Aerospace, Inc. *	35,100	1,807,299
Carlisle Cos., Inc.	20,736	1,330,214
Caterpillar, Inc.	218,396	21,487,982
Chicago Bridge & Iron Co., N.V., NY Shares	33,700	1,712,297
CLARCOR, Inc.	17,100	862,866
Colfax Corp. *	21,700	968,037
Crane Co.	16,384	823,788
Cummins, Inc.	60,092	6,900,364
Danaher Corp.	193,640	11,604,845
Deere & Co.	129,346	12,166,285
Donaldson Co., Inc.	43,500	1,636,035
Dover Corp.	59,337	4,104,934
Eaton Corp. plc	155,301	8,844,392
Emerson Electric Co.	241,528	13,827,478
Fastenal Co.	91,400	4,540,752
Flowserve Corp.	17,341	2,718,549
Fluor Corp.	53,458	3,465,682
Fortune Brands Home & Security, Inc. *	52,900	1,731,946
Foster Wheeler AG *	39,800	1,039,178
Gardner Denver, Inc.	17,100	1,203,327
GATX Corp.	15,800	748,130

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Generac Holdings, Inc.	8,700	323,466
General Dynamics Corp.	109,044	7,229,617
General Electric Co.	3,511,102	78,227,353
Graco, Inc.	20,294	1,160,817
GrafTech International Ltd. *	43,500	417,600
HEICO Corp.	15,125	686,070
Hexcel Corp. *	33,500	897,465
Honeywell International, Inc.	262,699	17,926,580
Hubbell, Inc., Class B	16,932	1,541,659
IDEX Corp.	28,406	1,417,175
Illinois Tool Works, Inc.	142,404	8,947,243
Ingersoll-Rand plc	95,700	4,918,023
Jacobs Engineering Group, Inc. *	44,056	2,119,534
Joy Global, Inc.	35,708	2,255,674
KBR, Inc.	50,600	1,579,732
Kennametal, Inc.	26,698	1,094,885
L-3 Communications Holdings, Inc.	31,474	2,389,506
Lincoln Electric Holdings, Inc.	29,000	1,563,970
Lockheed Martin Corp.	90,264	7,841,234
Masco Corp.	121,636	2,236,886
Moog, Inc., Class A *	15,400	674,520
MSC Industrial Direct Co., Inc., Class A	15,558	1,230,949
Navistar International Corp. *	24,700	644,423
Nordson Corp.	18,000	1,217,160
Northrop Grumman Corp.	84,132	5,471,945
Oshkosh Corp. *	31,100	1,218,498
Owens Corning *	41,100	1,712,637
PACCAR, Inc.	118,489	5,576,092
Pall Corp.	39,133	2,672,784
Parker Hannifin Corp.	48,553	4,513,972
Pentair Ltd.	71,195	3,608,163
Polypore International, Inc. (b)*	13,600	524,824
Precision Castparts Corp.	49,001	8,986,783
Quanta Services, Inc. *	72,100	2,088,737
Raytheon Co.	109,090	5,746,861
Regal-Beloit Corp.	14,400	1,067,904
Robbins & Myers, Inc.	15,600	909,168
Rockwell Automation, Inc.	48,249	4,303,328
Rockwell Collins, Inc.	48,253	2,841,137
Roper Industries, Inc.	32,591	3,827,813
Sauer-Danfoss, Inc.	4,000	214,680
Seaboard Corp.	105	283,848
Sensata Technologies Holding N.V. *	29,300	988,582
Snap-on, Inc.	19,750	1,600,145
Spirit AeroSystems Holdings, Inc., Class A *	37,400	596,156
SPX Corp.	17,314	1,292,144
Stanley Black & Decker, Inc.	54,441	4,182,702
Teledyne Technologies, Inc. *	12,600	860,076
Terex Corp. *	37,282	1,207,191
Textron, Inc.	94,538	2,718,913
The Babcock & Wilcox Co.	39,500	1,052,280
The Boeing Co.	226,189	16,708,581
The Timken Co.	28,594	1,532,924
TransDigm Group, Inc.	15,200	2,058,688
Trinity Industries, Inc.	26,900	1,067,930
Triumph Group, Inc.	16,900	1,189,253
United Rentals, Inc. *	31,467	1,592,860
United Technologies Corp.	282,803	24,765,059
URS Corp.	27,500	1,140,700
Valmont Industries, Inc.	7,600	1,107,472
W.W. Grainger, Inc.	20,576	4,481,864
WABCO Holdings, Inc. *	22,100	1,384,786
Wabtec Corp.	16,300	1,526,006
Watsco, Inc.	9,700	730,895
WESCO International, Inc. *	14,400	1,050,192
Woodward, Inc.	19,950	766,280
Xylem, Inc.	62,800	1,754,004

		415,117,011

Commercial & Professional Supplies 0.8%
Avery Dennison Corp.	35,760	1,377,118
Cintas Corp.	37,510	1,585,173
Clean Harbors, Inc. *	16,200	900,558
Copart, Inc. *	36,074	1,295,417
Corrections Corp. of America	33,800	1,280,682
Equifax, Inc.	41,200	2,418,440
IHS, Inc., Class A *	16,400	1,687,560
Iron Mountain, Inc.	57,693	1,973,678
Manpower, Inc.	27,791	1,431,236
Nielsen Holdings N.V. *	41,700	1,355,667
Pitney Bowes, Inc. (b)	67,841	977,589
R.R. Donnelley & Sons Co. (b)	63,819	587,135
Republic Services, Inc.	100,181	3,194,772
Robert Half International, Inc.	48,591	1,712,347
Rollins, Inc.	21,900	541,368
Stericycle, Inc. *	28,898	2,726,526
The Dun & Bradstreet Corp.	13,625	1,110,982
Towers Watson & Co., Class A	17,500	1,068,900
Tyco International Ltd.	156,200	4,721,926
Verisk Analytics, Inc., Class A *	47,800	2,636,648
Waste Connections, Inc.	37,900	1,365,158
Waste Management, Inc.	147,877	5,379,765

		41,328,645

Consumer Durables & Apparel 1.3%
Carter’s, Inc. *	17,300	1,041,979
Coach, Inc.	96,030	4,897,530
D.R. Horton, Inc.	94,597	2,238,165
Deckers Outdoor Corp. (b)*	13,100	523,345
Fossil, Inc. *	17,900	1,889,882
Garmin Ltd. (b)	32,586	1,234,683
Hanesbrands, Inc. *	33,000	1,236,840
Harman International Industries, Inc.	23,797	1,065,630
Hasbro, Inc. (b)	40,125	1,499,471
Jarden Corp. *	26,400	1,553,376
Leggett & Platt, Inc.	46,944	1,382,031
Lennar Corp., Class A (b)	54,675	2,271,199
Mattel, Inc.	115,197	4,334,863
Mohawk Industries, Inc. *	19,439	1,976,169
Newell Rubbermaid, Inc.	98,426	2,311,042
NIKE, Inc., Class B	244,656	13,223,657
NVR, Inc. *	1,398	1,439,465
Polaris Industries, Inc.	21,500	1,872,435
PulteGroup, Inc. *	114,499	2,374,709
PVH Corp.	23,000	2,734,010
Ralph Lauren Corp.	20,295	3,378,712
Tempur-Pedic International, Inc. *	13,900	541,544
The Warnaco Group, Inc. *	13,800	1,010,298

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toll Brothers, Inc. *	50,000	1,872,500
Tupperware Brands Corp.	19,500	1,485,900
Under Armour, Inc., Class A *	25,000	1,271,750
VF Corp.	29,682	4,380,470
Whirlpool Corp.	26,115	3,013,149

		68,054,804

Consumer Services 2.1%
Apollo Group, Inc., Class A *	30,371	614,102
Brinker International, Inc.	27,400	897,076
Carnival Corp.	150,060	5,810,323
Chipotle Mexican Grill, Inc. *	10,600	3,254,306
Choice Hotels International, Inc.	9,500	342,380
Darden Restaurants, Inc.	44,865	2,086,223
DeVry, Inc.	20,600	518,502
Dunkin’ Brands Group, Inc.	24,700	901,797
Education Management Corp. (b)*	8,700	37,671
H&R Block, Inc.	84,898	1,933,127
Hyatt Hotels Corp., Class A *	20,200	809,414
International Game Technology	81,126	1,246,907
Las Vegas Sands Corp.	120,063	6,633,481
LIFE TIME FITNESS, Inc. *	14,400	730,512
Marriott International, Inc., Class A	85,075	3,401,299
McDonald’s Corp.	337,136	32,125,689
MGM Resorts International *	121,387	1,550,112
Panera Bread Co., Class A *	8,600	1,374,366
Penn National Gaming, Inc. *	22,660	1,102,636
Royal Caribbean Cruises Ltd.	48,091	1,740,894
Service Corp. International	77,500	1,157,075
Six Flags Entertainment Corp.	18,700	1,176,978
Sotheby’s	23,000	826,160
Starbucks Corp.	246,627	13,840,707
Starwood Hotels & Resorts Worldwide, Inc.	65,342	4,012,652
The Wendy’s Co.	100,600	517,084
Weight Watchers International, Inc. (b)	9,029	482,781
Wyndham Worldwide Corp.	45,017	2,511,498
Wynn Resorts Ltd.	27,042	3,386,199
Yum! Brands, Inc.	152,876	9,927,767

		104,949,718

Diversified Financials 6.3%
Affiliated Managers Group, Inc. *	16,259	2,340,158
American Capital Ltd. *	115,500	1,543,080
American Express Co.	329,677	19,388,304
Ameriprise Financial, Inc.	71,457	4,739,028
Ares Capital Corp.	84,200	1,508,022
Bank of America Corp.	3,602,541	40,780,764
BlackRock, Inc.	42,965	10,151,770
Capital One Financial Corp.	193,353	10,889,641
CBOE Holdings, Inc.	30,600	1,036,728
Citigroup, Inc.	980,256	41,327,593
CME Group, Inc.	103,780	6,002,635
Credit Acceptance Corp. *	3,200	318,624
Discover Financial Services	173,524	6,661,586
E*TRADE Financial Corp. *	86,290	915,537
Eaton Vance Corp.	39,084	1,414,841
Franklin Resources, Inc.	46,586	6,376,692
IntercontinentalExchange, Inc. *	24,689	3,425,599
Invesco Ltd.	143,790	3,918,278
Jefferies Group, Inc.	41,252	822,152
JPMorgan Chase & Co.	1,274,778	59,978,305
Lazard Ltd., Class A	40,900	1,417,185
Legg Mason, Inc.	42,314	1,169,982
Leucadia National Corp.	67,764	1,724,594
LPL Financial Holdings, Inc.	13,900	462,870
Moody’s Corp.	66,426	3,641,473
Morgan Stanley	455,048	10,397,847
MSCI, Inc. *	40,550	1,368,157
Northern Trust Corp.	74,276	3,822,986
NYSE Euronext	79,400	2,744,858
Raymond James Financial, Inc.	34,749	1,550,848
SEI Investments Co.	42,148	1,136,310
SLM Corp.	157,824	2,665,647
State Street Corp.	161,450	8,984,692
Stifel Financial Corp. *	15,000	552,750
T. Rowe Price Group, Inc.	85,950	6,141,128
TD Ameritrade Holding Corp.	71,931	1,394,742
The Bank of New York Mellon Corp.	391,096	10,622,167
The Charles Schwab Corp. (a)	367,065	6,067,584
The Goldman Sachs Group, Inc.	147,632	21,828,868
The McGraw-Hill Cos., Inc.	94,736	5,449,215
The NASDAQ OMX Group, Inc.	43,337	1,227,304
Waddell & Reed Financial, Inc., Class A	29,000	1,151,300

		319,061,844

Energy 10.6%
Alpha Natural Resources, Inc. *	74,713	661,957
Anadarko Petroleum Corp.	166,148	13,295,163
Apache Corp.	129,500	10,846,920
Apco Oil & Gas International, Inc.	3,100	40,393
Arch Coal, Inc.	72,000	512,640
Atwood Oceanics, Inc. *	18,900	997,353
Baker Hughes, Inc.	148,406	6,636,716
Berry Petroleum Co., Class A	15,500	570,710
Cabot Oil & Gas Corp.	71,448	3,771,025
Cameron International Corp. *	83,400	5,280,054
CARBO Ceramics, Inc. (b)	6,700	536,737
Chesapeake Energy Corp.	176,097	3,553,637
Chevron Corp.	655,937	75,531,145
Cimarex Energy Co.	29,115	1,859,284
Cobalt International Energy, Inc. *	59,900	1,450,179
Concho Resources, Inc. *	35,500	3,238,310
ConocoPhillips	405,966	23,546,028
CONSOL Energy, Inc.	77,098	2,416,251
Continental Resources, Inc. *	19,000	1,579,280
Core Laboratories N.V.	15,900	2,029,476
CVR Energy, Inc. *	4,300	252,625
Denbury Resources, Inc. *	135,108	2,517,062
Devon Energy Corp.	123,082	7,039,060
Diamond Offshore Drilling, Inc.	23,629	1,774,302
Dresser-Rand Group, Inc. *	25,600	1,562,880
Dril-Quip, Inc. *	11,500	932,535
Energen Corp.	24,496	1,179,237
Energy XXI (Bermuda) Ltd.	26,000	814,320
EOG Resources, Inc.	89,452	11,179,711
EQT Corp.	50,800	3,018,028
Exxon Mobil Corp.	1,528,963	137,560,801

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FMC Technologies, Inc. *	81,068	3,838,570
Halliburton Co.	312,888	12,728,284
Helmerich & Payne, Inc.	36,392	2,341,461
Hess Corp.	96,523	6,482,485
HollyFrontier Corp.	65,300	3,409,966
Key Energy Services, Inc. *	51,300	417,069
Kinder Morgan, Inc.	213,517	7,998,347
Lufkin Industries, Inc.	10,400	602,264
Marathon Oil Corp.	231,396	7,777,220
Marathon Petroleum Corp.	111,800	8,296,678
McDermott International, Inc. *	78,212	951,840
McMoRan Exploration Co. *	37,900	599,199
Murphy Oil Corp.	61,244	3,645,243
Nabors Industries Ltd. *	97,788	1,630,126
National Oilwell Varco, Inc.	140,626	10,426,012
Newfield Exploration Co. *	45,066	1,329,447
Noble Corp.	85,800	3,474,900
Noble Energy, Inc.	59,661	6,430,859
Oasis Petroleum, Inc. *	20,100	721,188
Occidental Petroleum Corp.	270,716	23,896,101
Oceaneering International, Inc.	36,800	2,326,128
Oil States International, Inc. *	17,400	1,349,892
Patterson-UTI Energy, Inc.	52,521	1,068,277
Peabody Energy Corp.	92,121	2,316,843
Pioneer Natural Resources Co.	41,611	4,890,957
Plains Exploration & Production Co. *	43,757	2,089,397
QEP Resources, Inc.	60,200	1,766,870
Range Resources Corp.	55,128	3,702,948
Rosetta Resources, Inc. *	18,000	954,360
Rowan Cos. plc, Class A *	42,483	1,464,814
RPC, Inc. (b)	21,900	327,843
SandRidge Energy, Inc. (b)*	106,534	754,261
Schlumberger Ltd.	443,647	34,626,648
SEACOR Holdings, Inc.	7,500	682,275
SM Energy Co.	21,713	1,262,828
Southwestern Energy Co. *	118,088	4,050,418
Spectra Energy Corp.	221,121	6,142,741
Superior Energy Services, Inc. *	53,947	1,347,057
Tesoro Corp.	48,412	2,357,180
The Williams Cos., Inc.	225,921	7,918,531
Tidewater, Inc.	17,668	868,736
Transocean Ltd.	121,900	6,912,949
Ultra Petroleum Corp. *	51,912	945,837
Unit Corp. *	14,100	678,633
Valero Energy Corp.	184,320	8,060,314
Weatherford International Ltd. *	257,900	3,442,965
Whiting Petroleum Corp. *	39,800	1,893,684
World Fuel Services Corp.	24,500	1,056,195
WPX Energy, Inc. *	66,800	1,004,004

		539,444,663

Food & Staples Retailing 2.1%
Casey’s General Stores, Inc.	12,900	706,017
Costco Wholesale Corp.	143,559	14,691,828
CVS Caremark Corp.	424,211	21,719,603
Harris Teeter Supermarkets, Inc.	16,800	697,032
PriceSmart, Inc.	6,200	477,462
Safeway, Inc. (b)	81,297	1,564,968
Sysco Corp.	193,130	6,135,740
The Fresh Market, Inc. *	13,900	679,571
The Kroger Co.	169,113	4,684,430
United Natural Foods, Inc. *	16,600	896,068
Wal-Mart Stores, Inc.	561,827	39,299,799
Walgreen Co.	289,069	11,551,197
Whole Foods Market, Inc.	58,316	5,612,915

		108,716,630

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	679,505	22,885,728
Archer-Daniels-Midland Co.	219,605	6,265,331
Beam, Inc.	52,828	3,240,469
Brown-Forman Corp., Class B	51,480	3,330,756
Bunge Ltd.	49,492	3,942,533
Campbell Soup Co.	60,958	2,237,768
Coca-Cola Enterprises, Inc.	91,472	3,189,629
ConAgra Foods, Inc.	136,097	4,449,011
Constellation Brands, Inc., Class A *	51,132	1,654,632
Dr Pepper Snapple Group, Inc.	67,720	3,052,140
Flowers Foods, Inc.	37,950	1,020,096
General Mills, Inc.	218,800	9,176,472
Green Mountain Coffee Roasters, Inc. (b)*	44,200	2,012,426
H.J. Heinz Co.	104,778	6,352,690
Hillshire Brands Co.	40,400	1,251,592
Hormel Foods Corp.	46,894	1,623,001
Ingredion, Inc.	25,800	1,704,606
Kellogg Co.	79,931	4,675,963
Lorillard, Inc.	132,000	5,157,240
McCormick & Co., Inc. - Non Voting Shares	44,954	2,802,882
Mead Johnson Nutrition Co.	69,200	5,259,200
Molson Coors Brewing Co., Class B	53,572	2,420,383
Mondelez International, Inc., Class A	591,564	16,439,564
Monster Beverage Corp. *	51,600	2,471,640
PepsiCo, Inc.	520,285	37,902,762
Philip Morris International, Inc.	558,865	49,269,538
Reynolds American, Inc.	111,268	4,893,567
Smithfield Foods, Inc. *	43,035	1,003,146
The Coca-Cola Co.	1,294,248	48,197,795
The Hershey Co.	48,764	3,874,300
The JM Smucker Co.	35,801	3,173,043
TreeHouse Foods, Inc. *	12,200	645,746
Tyson Foods, Inc., Class A	99,359	2,197,821

		267,773,470

Health Care Equipment & Services 4.2%
Abbott Laboratories	530,046	17,957,959
Accretive Health, Inc. (b)*	12,700	163,957
Aetna, Inc.	110,377	5,323,483
Allscripts Healthcare Solutions, Inc. *	64,100	710,228
AmerisourceBergen Corp.	76,520	3,471,712
athenahealth, Inc. *	12,000	1,037,640
Baxter International, Inc.	184,225	12,497,824
Becton, Dickinson & Co.	67,465	5,669,759
Boston Scientific Corp. *	460,607	3,440,734
Brookdale Senior Living, Inc. *	34,900	942,649

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
C.R. Bard, Inc.	26,500	2,704,855
Cardinal Health, Inc.	111,710	4,894,015
CareFusion Corp. *	76,400	2,371,456
Centene Corp. *	17,100	738,036
Cerner Corp. *	49,252	4,065,753
Cigna Corp.	97,054	5,662,130
Coventry Health Care, Inc.	42,362	1,941,450
Covidien plc	161,500	10,067,910
DaVita HealthCare Partners, Inc. *	26,725	3,084,332
DENTSPLY International, Inc.	48,100	2,008,656
Edwards Lifesciences Corp. *	38,792	3,488,565
Express Scripts Holding Co. *	270,689	14,460,206
HCA Holdings, Inc.	53,400	2,010,510
Health Net, Inc. *	28,200	767,040
Henry Schein, Inc. *	30,719	2,652,278
HMS Holdings Corp. *	28,900	787,814
Hologic, Inc. *	89,470	2,132,965
Humana, Inc.	51,991	3,866,051
IDEXX Laboratories, Inc. *	19,098	1,818,321
Intuitive Surgical, Inc. *	13,095	7,521,506
Laboratory Corp. of America Holdings *	32,022	2,865,969
McKesson Corp.	78,947	8,307,593
MEDNAX, Inc. *	16,654	1,424,916
Medtronic, Inc.	340,568	15,870,469
Omnicare, Inc.	38,833	1,512,545
Patterson Cos., Inc.	29,800	1,076,674
Quality Systems, Inc.	13,600	248,064
Quest Diagnostics, Inc.	53,647	3,108,844
ResMed, Inc.	49,616	2,173,181
Sirona Dental Systems, Inc. *	18,900	1,256,283
St. Jude Medical, Inc.	101,655	4,137,359
Stryker Corp.	98,054	6,143,083
Teleflex, Inc.	13,846	1,038,450
Tenet Healthcare Corp. *	36,925	1,433,798
The Cooper Cos., Inc.	16,200	1,641,870
UnitedHealth Group, Inc.	345,192	19,058,050
Universal Health Services, Inc., Class B	27,874	1,578,783
Varian Medical Systems, Inc. *	38,271	2,703,846
WellCare Health Plans, Inc. *	14,600	740,366
WellPoint, Inc.	101,523	6,580,721
Zimmer Holdings, Inc.	58,012	4,327,695

		215,488,353

Household & Personal Products 2.2%
Avon Products, Inc.	146,436	2,486,484
Church & Dwight Co., Inc.	48,594	2,808,247
Colgate-Palmolive Co.	149,027	16,001,029
Energizer Holdings, Inc.	22,700	1,975,127
Herbalife Ltd. (b)	34,218	1,242,798
Kimberly-Clark Corp.	131,204	11,744,070
Nu Skin Enterprises, Inc., Class A	18,400	779,424
The Clorox Co.	41,725	3,271,657
The Estee Lauder Cos., Inc., Class A	81,468	4,963,845
The Procter & Gamble Co.	920,719	69,201,240

		114,473,921

Insurance 4.3%
ACE Ltd.	114,500	9,770,285
Aflac, Inc.	158,713	8,421,312
Alleghany Corp. *	5,786	2,086,374
Allied World Assurance Co. Holdings AG	13,000	1,102,790
Alterra Capital Holdings Ltd.	30,500	929,335
American Financial Group, Inc.	26,205	1,115,285
American International Group, Inc. *	495,076	18,728,725
Aon plc	105,703	6,103,291
Arch Capital Group Ltd. *	45,600	2,116,752
Arthur J. Gallagher & Co.	38,520	1,423,314
Assurant, Inc.	24,592	940,398
Assured Guaranty Ltd.	62,000	1,124,060
Axis Capital Holdings Ltd.	37,362	1,429,844
Berkshire Hathaway, Inc., Class B *	613,012	59,419,253
Brown & Brown, Inc.	39,476	1,079,274
Cincinnati Financial Corp.	49,617	2,105,745
CNA Financial Corp.	9,150	285,022
Erie Indemnity Co., Class A	8,285	591,052
Everest Re Group Ltd.	18,220	2,110,058
Fidelity National Financial, Inc., Class A	74,569	1,871,682
Genworth Financial, Inc., Class A *	166,939	1,530,831
Hartford Financial Services Group, Inc.	140,595	3,486,756
HCC Insurance Holdings, Inc.	31,057	1,201,285
Lincoln National Corp.	92,559	2,682,360
Loews Corp.	103,858	4,504,321
Markel Corp. *	3,231	1,538,376
Marsh & McLennan Cos., Inc.	182,920	6,490,002
MBIA, Inc. *	50,600	435,666
Mercury General Corp.	12,335	488,466
MetLife, Inc.	365,844	13,660,615
Old Republic International Corp.	86,909	990,763
PartnerRe Ltd.	19,809	1,737,051
Principal Financial Group, Inc.	94,109	2,918,320
ProAssurance Corp.	20,800	936,832
Protective Life Corp.	28,200	892,248
Prudential Financial, Inc.	156,097	9,034,894
Reinsurance Group of America, Inc.	25,110	1,441,063
RenaissanceRe Holdings Ltd.	17,607	1,507,863
The Allstate Corp.	159,498	7,001,962
The Chubb Corp.	88,212	7,084,306
The Progressive Corp.	190,142	4,276,294
The Travelers Cos., Inc.	124,447	9,764,112
Torchmark Corp.	32,365	1,803,054
Unum Group	88,014	2,051,606
Validus Holdings Ltd.	33,709	1,227,345
W. R. Berkley Corp.	37,725	1,553,138
White Mountains Insurance Group Ltd.	1,813	998,347
XL Group plc	98,667	2,735,049

		216,726,776

Materials 3.9%
Air Products & Chemicals, Inc.	71,578	6,258,065

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Airgas, Inc.	23,251	2,214,425
Albemarle Corp.	30,200	1,851,562
Alcoa, Inc.	361,920	3,199,373
Allegheny Technologies, Inc.	36,152	1,144,211
Allied Nevada Gold Corp. *	30,400	720,176
AptarGroup, Inc.	22,500	1,159,425
Ashland, Inc.	23,300	1,829,283
Ball Corp.	49,376	2,198,219
Bemis Co., Inc.	35,049	1,250,548
Cabot Corp.	21,716	812,830
Carpenter Technology Corp.	15,000	784,950
Celanese Corp., Series A	53,043	2,486,656
CF Industries Holdings, Inc.	21,112	4,838,237
Cliffs Natural Resources, Inc. (b)	48,600	1,813,266
Coeur d’Alene Mines Corp. *	30,500	661,850
Compass Minerals International, Inc.	11,200	806,960
Crown Holdings, Inc. *	51,376	1,945,095
Cytec Industries, Inc.	13,500	989,550
Domtar Corp.	12,400	1,032,052
E.I. du Pont de Nemours & Co.	310,117	14,715,052
Eastman Chemical Co.	51,762	3,682,866
Ecolab, Inc.	86,028	6,228,427
FMC Corp.	43,504	2,674,191
Freeport-McMoRan Copper & Gold, Inc.	314,830	11,097,757
Greif, Inc., Class A	10,500	493,290
Huntsman Corp.	64,700	1,140,661
International Flavors & Fragrances, Inc.	27,508	1,937,388
International Paper Co.	148,607	6,155,302
Kronos Worldwide, Inc. (b)	7,500	145,425
LyondellBasell Industries N.V., Class A	127,300	8,073,366
Martin Marietta Materials, Inc.	15,549	1,535,153
MeadWestvaco Corp.	58,683	1,839,712
Molycorp, Inc. (b)*	18,800	138,744
Monsanto Co.	178,134	18,053,881
NewMarket Corp.	3,600	918,576
Newmont Mining Corp.	162,928	6,999,387
Nucor Corp.	107,676	4,954,173
Owens-Illinois, Inc. *	55,877	1,329,873
Packaging Corp. of America	33,230	1,277,029
PPG Industries, Inc. (b)	49,806	6,866,753
Praxair, Inc.	99,128	10,940,757
Reliance Steel & Aluminum Co.	25,122	1,625,896
Rock-Tenn Co., Class A	23,985	1,893,616
Rockwood Holdings, Inc.	26,200	1,433,926
Royal Gold, Inc.	21,800	1,627,806
RPM International, Inc.	44,600	1,391,966
Sealed Air Corp.	65,302	1,222,453
Sensient Technologies Corp.	17,000	647,700
Sigma-Aldrich Corp.	40,908	3,163,416
Silgan Holdings, Inc.	16,700	716,430
Sonoco Products Co.	33,970	1,052,730
Steel Dynamics, Inc.	74,400	1,131,624
The Dow Chemical Co.	398,656	12,836,723
The Mosaic Co.	93,795	5,744,944
The Scotts Miracle-Gro Co., Class A	14,668	641,285
The Sherwin-Williams Co.	27,690	4,489,657
The Valspar Corp.	27,446	1,819,121
United States Steel Corp. (b)	48,968	1,094,435
Vulcan Materials Co.	43,925	2,484,398
W.R. Grace & Co. *	24,900	1,787,820
Walter Energy, Inc.	21,200	796,060
Westlake Chemical Corp.	7,000	643,020

		197,439,522

Media 3.5%
AMC Networks, Inc., Class A *	19,500	1,110,915
Cablevision Systems Corp., Class A	75,110	1,099,610
CBS Corp., Class B - Non Voting Shares	195,205	8,143,953
Charter Communications, Inc., Class A *	15,400	1,200,738
Cinemark Holdings, Inc.	34,600	973,644
Clear Channel Outdoor Holdings, Inc., Class A *	14,500	108,750
Comcast Corp., Class A	894,523	34,063,436
DIRECTV *	200,625	10,259,962
Discovery Communications, Inc., Class A *	81,000	5,619,780
DISH Network Corp., Class A	77,372	2,883,654
Gannett Co., Inc.	81,054	1,591,090
John Wiley & Sons, Inc., Class A	15,480	592,884
Lamar Advertising Co., Class A *	20,370	868,577
Liberty Global, Inc., Class A *	83,566	5,706,722
Liberty Media Corp. *	37,746	4,209,056
Live Nation Entertainment, Inc. *	50,300	516,078
Morningstar, Inc.	8,150	551,674
News Corp., Class A	680,528	18,877,847
Omnicom Group, Inc.	89,088	4,835,697
Scripps Networks Interactive, Class A	29,100	1,797,507
Sirius XM Radio, Inc.	1,096,600	3,443,324
Starz - Liberty Capital *	37,746	601,671
The Interpublic Group of Cos., Inc.	143,264	1,734,927
The Madison Square Garden Co., Class A *	20,800	1,082,016
The Walt Disney Co.	591,960	31,894,805
The Washington Post Co., Class B	1,654	637,915
Time Warner Cable, Inc.	99,136	8,856,810
Time Warner, Inc.	313,980	15,862,270
Viacom Inc., Class B	156,246	9,429,446

		178,554,758

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
AbbVie, Inc.	530,046	19,447,388
Actavis, Inc. *	43,200	3,732,048
Agilent Technologies, Inc.	118,031	5,285,428
Alexion Pharmaceuticals, Inc. *	65,400	6,146,946
Alkermes plc *	41,300	951,965
Allergan, Inc.	103,762	10,896,048
Amgen, Inc.	257,702	22,023,213
ARIAD Pharmaceuticals, Inc. *	52,500	1,043,700
Bio-Rad Laboratories, Inc., Class A *	6,900	785,151
Biogen Idec, Inc. *	79,655	12,432,552
BioMarin Pharmaceutical, Inc. *	41,900	2,299,891
Bristol-Myers Squibb Co.	561,239	20,283,177

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bruker Corp. *	31,600	533,092
Celgene Corp. *	143,220	14,173,051
Cepheid, Inc. *	21,800	789,596
Covance, Inc. *	17,300	1,154,083
Cubist Pharmaceuticals, Inc. *	20,900	899,536
Dendreon Corp. (b)*	50,700	298,116
Eli Lilly & Co.	341,371	18,328,209
Endo Health Solutions, Inc. *	39,728	1,257,788
Forest Laboratories, Inc. *	79,346	2,880,260
Gilead Sciences, Inc. *	504,344	19,896,371
Hospira, Inc. *	56,040	1,912,085
Illumina, Inc. *	41,300	2,091,019
Incyte Corp. (b)*	42,900	788,502
Johnson & Johnson	929,387	68,700,287
Life Technologies Corp. *	55,906	3,616,559
Merck & Co., Inc.	1,018,118	44,033,604
Mettler-Toledo International, Inc. *	10,700	2,274,071
Mylan, Inc. *	137,700	3,892,779
Onyx Pharmaceuticals, Inc. *	21,200	1,643,424
PerkinElmer, Inc.	38,500	1,356,740
Perrigo Co.	29,500	2,965,045
Pfizer, Inc.	2,469,051	67,355,711
Questcor Pharmaceuticals, Inc. (b)	21,300	542,724
Regeneron Pharmaceuticals, Inc. *	24,500	4,261,530
Salix Pharmaceuticals Ltd. *	15,500	742,450
Seattle Genetics, Inc. (b)*	33,600	989,520
Techne Corp.	12,563	900,516
Thermo Fisher Scientific, Inc.	120,598	8,699,940
United Therapeutics Corp. *	17,800	959,242
Vertex Pharmaceuticals, Inc. *	73,212	3,278,433
ViroPharma, Inc. *	24,000	639,840
Warner Chilcott plc, Class A	57,900	820,443
Waters Corp. *	27,700	2,536,489

		390,538,562

Real Estate 3.1%
Alexandria Real Estate Equities, Inc.	21,100	1,529,750
American Campus Communities, Inc.	31,200	1,452,984
American Tower Corp.	133,689	10,180,417
Apartment Investment & Management Co., Class A	49,418	1,348,123
AvalonBay Communities, Inc.	38,349	4,977,317
BioMed Realty Trust, Inc.	52,300	1,064,305
Boston Properties, Inc.	50,205	5,285,582
BRE Properties, Inc.	25,624	1,303,749
Camden Property Trust	26,864	1,864,093
CBL & Associates Properties, Inc.	50,400	1,083,096
CBRE Group, Inc., Class A *	102,237	2,206,274
DDR Corp.	79,000	1,310,610
Digital Realty Trust, Inc.	41,400	2,811,474
Douglas Emmett, Inc.	47,600	1,110,032
Duke Realty Corp.	88,237	1,359,732
EPR Properties	16,500	773,190
Equity Lifestyle Properties, Inc.	13,900	995,240
Equity One, Inc.	20,300	458,983
Equity Residential	107,872	5,975,030
Essex Property Trust, Inc.	11,817	1,817,218
Extra Space Storage, Inc.	32,100	1,278,864
Federal Realty Investment Trust	21,596	2,285,937
Forest City Enterprises, Inc., Class A *	47,200	798,152
General Growth Properties, Inc.	152,700	2,980,704
HCP, Inc.	151,580	7,031,796
Health Care REIT, Inc.	85,221	5,355,288
Highwoods Properties, Inc.	24,700	889,200
Home Properties, Inc.	16,400	1,008,108
Hospitality Properties Trust	41,981	1,058,761
Host Hotels & Resorts, Inc.	240,139	4,031,934
Jones Lang LaSalle, Inc.	14,800	1,363,672
Kilroy Realty Corp.	23,300	1,162,670
Kimco Realty Corp.	138,331	2,873,135
LaSalle Hotel Properties	28,500	778,050
Liberty Property Trust	39,504	1,547,372
Mack-Cali Realty Corp.	29,247	794,641
Mid-America Apartment Communities, Inc.	13,900	908,643
National Retail Properties, Inc. (b)	35,200	1,127,104
Omega Healthcare Investors, Inc. (b)	35,100	897,156
Piedmont Office Realty Trust, Inc., Class A	58,800	1,136,604
Plum Creek Timber Co., Inc.	54,798	2,640,168
Post Properties, Inc.	18,100	878,031
ProLogis, Inc.	155,780	6,215,622
Public Storage	48,309	7,436,204
Rayonier, Inc.	41,734	2,246,959
Realty Income Corp. (b)	56,300	2,459,184
Regency Centers Corp.	30,582	1,523,901
Senior Housing Properties Trust	55,300	1,332,177
Simon Property Group, Inc.	103,750	16,618,675
SL Green Realty Corp. (b)	29,251	2,351,195
Tanger Factory Outlet Centers, Inc.	30,900	1,094,478
Taubman Centers, Inc.	19,800	1,613,700
The Macerich Co.	44,845	2,678,143
UDR, Inc.	85,262	2,036,909
Ventas, Inc.	100,229	6,644,180
Vornado Realty Trust REIT	57,334	4,842,430
Weingarten Realty Investors	40,802	1,176,730
Weyerhaeuser Co.	182,450	5,495,394

		157,499,070

Retailing 4.3%
Aaron’s, Inc.	25,700	762,005
Abercrombie & Fitch Co., Class A	28,919	1,445,950
Advance Auto Parts, Inc.	24,622	1,810,209
Amazon.com, Inc. *	120,941	32,109,836
American Eagle Outfitters, Inc.	55,385	1,119,331
Ascena Retail Group, Inc. *	45,800	776,310
AutoNation, Inc. *	10,166	493,051
AutoZone, Inc. *	12,733	4,707,390
Bed Bath & Beyond, Inc. *	78,720	4,620,864
Best Buy Co., Inc.	86,026	1,398,783
Big Lots, Inc. *	22,300	716,945
CarMax, Inc. *	77,000	3,035,340
Dick’s Sporting Goods, Inc.	32,800	1,560,952
Dillard’s, Inc., Class A	11,200	945,392
Dollar General Corp. *	85,500	3,951,810
Dollar Tree, Inc. *	78,124	3,124,179
DSW, Inc., Class A	9,800	655,914
Expedia, Inc.	32,204	2,101,311

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Family Dollar Stores, Inc.	32,860	1,863,162
Foot Locker, Inc.	50,909	1,748,724
GameStop Corp., Class A (b)	40,000	928,000
Genuine Parts Co.	52,930	3,600,828
GNC Holdings, Inc., Class A	26,800	963,192
Guess?, Inc.	22,800	617,652
HomeAway, Inc. *	2,700	64,719
HSN, Inc.	13,700	816,520
J.C. Penney Co., Inc. (b)	48,622	988,485
Kohl’s Corp.	71,965	3,331,260
Liberty Interactive Corp., Class A *	167,108	3,552,716
Liberty Ventures, Series A *	8,980	670,177
Limited Brands, Inc.	78,823	3,785,081
LKQ Corp. *	99,600	2,230,044
Lowe’s Cos., Inc.	380,036	14,513,575
Macy’s, Inc.	136,276	5,384,265
Netflix, Inc. *	18,800	3,106,512
Nordstrom, Inc.	50,600	2,794,638
O’Reilly Automotive, Inc. *	36,166	3,350,780
Penske Automotive Group, Inc.	15,300	503,676
PetSmart, Inc.	34,595	2,262,859
Priceline.com, Inc. *	16,546	11,341,787
Rent-A-Center, Inc.	20,000	713,600
Ross Stores, Inc.	76,012	4,537,916
Sally Beauty Holdings, Inc. *	53,200	1,411,928
Sears Holdings Corp. (b)*	13,094	614,763
Signet Jewelers Ltd.	26,900	1,683,402
Staples, Inc.	216,770	2,922,060
Target Corp.	217,362	13,130,838
The Buckle, Inc. (b)	9,200	430,376
The Gap, Inc.	101,155	3,305,745
The Home Depot, Inc.	503,935	33,723,330
The TJX Cos., Inc.	244,290	11,037,022
Tiffany & Co.	39,273	2,582,200
Tractor Supply Co.	24,200	2,508,814
TripAdvisor, Inc. *	37,200	1,721,616
Ulta Salon, Cosmetics & Fragrance, Inc.	19,900	1,946,618
Urban Outfitters, Inc. *	37,796	1,617,291
Williams-Sonoma, Inc.	29,400	1,293,600

		218,935,343

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc. (b)*	199,031	517,481
Altera Corp.	101,969	3,407,804
Analog Devices, Inc.	101,274	4,419,597
Applied Materials, Inc.	385,589	4,977,954
Atmel Corp. *	160,100	1,072,670
Broadcom Corp., Class A	174,025	5,647,111
Cree, Inc. *	38,900	1,678,535
Cypress Semiconductor Corp. *	52,700	541,229
First Solar, Inc. (b)*	20,000	563,600
Freescale Semiconductor Ltd. *	15,000	216,750
Intel Corp.	1,672,380	35,186,875
KLA-Tencor Corp.	56,638	3,109,993
Lam Research Corp. *	58,419	2,403,358
Linear Technology Corp.	77,466	2,836,805
LSI Corp. *	191,598	1,348,850
Marvell Technology Group Ltd.	160,162	1,481,498
Maxim Integrated Products, Inc.	99,200	3,119,840
Microchip Technology, Inc.	65,366	2,186,493
Micron Technology, Inc. *	335,800	2,538,648
NVIDIA Corp.	206,199	2,528,000
ON Semiconductor Corp. *	152,900	1,200,265
Skyworks Solutions, Inc. *	63,900	1,529,766
Teradyne, Inc. *	62,600	1,011,616
Texas Instruments, Inc.	380,375	12,582,805
Xilinx, Inc.	89,205	3,255,090

		99,362,633

Software & Services 9.4%
Accenture plc, Class A	214,100	15,391,649
Activision Blizzard, Inc.	130,838	1,490,245
Adobe Systems, Inc. *	166,913	6,314,319
Akamai Technologies, Inc. *	61,009	2,483,676
Alliance Data Systems Corp. *	17,071	2,690,390
Amdocs Ltd.	51,600	1,841,604
ANSYS, Inc. *	31,400	2,311,040
Autodesk, Inc. *	77,072	2,996,559
Automatic Data Processing, Inc.	162,751	9,649,507
Bankrate, Inc. *	6,800	84,116
BMC Software, Inc. *	49,712	2,065,534
Booz Allen Hamilton Holding Corp.	11,600	160,776
Broadridge Financial Solutions, Inc.	43,100	1,015,867
CA, Inc.	115,981	2,878,648
Cadence Design Systems, Inc. *	92,587	1,289,737
Citrix Systems, Inc. *	63,400	4,638,344
Cognizant Technology Solutions Corp., Class A *	100,566	7,862,250
CommVault Systems, Inc. *	14,800	1,135,604
Computer Sciences Corp.	52,731	2,204,156
Concur Technologies, Inc. *	15,850	1,060,365
DST Systems, Inc.	11,380	761,777
eBay, Inc. *	387,670	21,682,383
Electronic Arts, Inc. *	111,481	1,753,596
Equinix, Inc. *	16,100	3,468,423
FactSet Research Systems, Inc.	12,900	1,193,508
Fidelity National Information Services, Inc.	82,508	3,061,872
Fiserv, Inc. *	45,289	3,637,160
FleetCor Technologies, Inc. *	12,400	742,016
Fortinet, Inc. *	44,600	1,052,114
Gartner, Inc. *	32,300	1,663,773
Genpact Ltd.	44,550	746,212
Global Payments, Inc.	26,838	1,322,040
Google, Inc., Class A *	89,257	67,450,622
IAC/InterActiveCorp	27,930	1,152,112
Informatica Corp. *	36,200	1,339,762
International Business Machines Corp.	356,140	72,321,350
Intuit, Inc.	93,644	5,841,513
Jack Henry & Associates, Inc.	29,400	1,219,512
LinkedIn Corp., Class A *	22,600	2,797,654
MasterCard, Inc., Class A	35,877	18,598,637
MICROS Systems, Inc. *	27,200	1,252,016
Microsoft Corp.	2,540,238	69,780,338
NetSuite, Inc. *	7,600	533,748
NeuStar, Inc., Class A *	22,200	1,002,108
Nuance Communications, Inc. *	79,800	1,919,190
Oracle Corp.	1,260,510	44,760,710

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Paychex, Inc.	109,628	3,577,162
PTC, Inc. *	39,700	920,246
QLIK Technologies, Inc. *	24,700	548,587
Rackspace Hosting, Inc. *	35,200	2,652,320
Red Hat, Inc. *	65,583	3,643,791
Rovi Corp. *	37,400	646,646
SAIC, Inc.	93,900	1,136,190
Salesforce.com, Inc. *	43,810	7,541,015
Solarwinds, Inc. *	20,600	1,121,052
Solera Holdings, Inc.	24,100	1,320,921
Symantec Corp. *	237,489	5,170,136
Synopsys, Inc. *	48,700	1,628,528
Teradata Corp. *	56,944	3,795,887
The Western Union Co.	192,140	2,734,152
TIBCO Software, Inc. *	55,500	1,300,920
Total System Services, Inc.	55,100	1,281,075
VeriFone Systems, Inc. *	35,800	1,242,976
VeriSign, Inc. *	54,105	2,348,698
Visa, Inc., Class A	174,700	27,586,877
VMware, Inc., Class A *	28,900	2,210,272
WEX, Inc. *	13,100	1,029,791
Yahoo! Inc. *	341,379	6,701,270

		480,757,044

Technology Hardware & Equipment 6.4%
Acme Packet, Inc. *	19,200	464,064
ADTRAN, Inc. (b)	22,400	452,480
Amphenol Corp., Class A	52,320	3,535,262
Anixter International, Inc.	9,300	625,704
Apple, Inc.	315,460	143,632,093
Arrow Electronics, Inc. *	38,000	1,459,960
Aruba Networks, Inc. *	36,400	838,656
Avnet, Inc. *	42,546	1,504,427
AVX Corp.	16,150	183,948
Brocade Communications Systems, Inc. *	154,700	884,884
Cisco Systems, Inc.	1,780,415	36,623,137
Corning, Inc.	494,263	5,931,156
Dell, Inc.	491,849	6,512,081
Diebold, Inc.	21,300	627,072
Dolby Laboratories, Inc., Class A	17,400	562,194
EchoStar Corp., Class A *	13,254	482,180
EMC Corp. *	699,524	17,215,286
F5 Networks, Inc. *	27,000	2,831,760
FLIR Systems, Inc.	53,000	1,259,810
Fusion-io, Inc. (b)*	22,800	398,544
Harris Corp.	39,396	1,820,095
Hewlett-Packard Co.	650,168	10,734,274
Ingram Micro, Inc., Class A *	53,851	979,011
IPG Photonics Corp.	9,400	615,512
Jabil Circuit, Inc.	62,300	1,178,093
JDS Uniphase Corp. *	77,900	1,130,329
Juniper Networks, Inc. *	178,894	4,003,648
Lexmark International, Inc., Class A (b)	24,459	588,484
Loral Space & Communications, Inc.	4,200	246,498
Molex, Inc.	46,621	1,266,226
Motorola Solutions, Inc.	90,112	5,261,640
National Instruments Corp.	31,200	886,080
NCR Corp. *	53,544	1,486,917
NetApp, Inc. *	121,900	4,388,400
Polycom, Inc. *	60,200	664,006
QUALCOMM, Inc.	569,378	37,596,029
Riverbed Technology, Inc. *	52,200	1,012,680
SanDisk Corp. *	81,758	4,087,082
Seagate Technology plc	115,137	3,912,355
TE Connectivity Ltd.	144,300	5,610,384
Tech Data Corp. *	13,900	707,649
Trimble Navigation Ltd. *	42,000	2,625,000
ViaSat, Inc. *	14,400	553,104
Western Digital Corp.	73,112	3,436,264
Xerox Corp.	439,645	3,521,556

		324,336,014

Telecommunication Services 2.8%
AT&T, Inc.	1,904,777	66,267,192
CenturyLink, Inc.	210,011	8,494,945
Crown Castle International Corp. *	99,427	7,011,592
Frontier Communications Corp. (b)	338,406	1,546,515
Level 3 Communications, Inc. *	46,700	1,112,394
MetroPCS Communications, Inc. *	99,800	1,000,994
NII Holdings, Inc. (b)*	57,641	403,487
SBA Communications Corp., Class A *	41,300	2,876,958
Sprint Nextel Corp. *	1,018,657	5,735,039
Telephone & Data Systems, Inc.	30,811	779,210
tw telecom, Inc. *	50,800	1,403,604
United States Cellular Corp. *	4,900	186,396
Verizon Communications, Inc.	957,057	41,737,256
Windstream Corp. (b)	198,148	1,929,962

		140,485,544

Transportation 1.9%
Alaska Air Group, Inc. *	24,200	1,116,346
C.H. Robinson Worldwide, Inc.	51,948	3,436,360
CSX Corp.	340,826	7,508,397
Delta Air Lines, Inc. *	288,100	4,001,709
Expeditors International of Washington, Inc.	72,098	3,093,004
FedEx Corp.	96,528	9,792,766
Genesee & Wyoming, Inc., Class A *	14,700	1,243,326
Hertz Global Holdings, Inc. *	102,000	1,864,560
J.B. Hunt Transport Services, Inc.	30,591	2,057,857
Kansas City Southern	37,600	3,500,936
Kirby Corp. *	18,900	1,335,285
Landstar System, Inc.	15,900	906,936
Norfolk Southern Corp.	106,886	7,361,239
Old Dominion Freight Line, Inc. *	24,000	894,720
Ryder System, Inc.	16,964	963,216
Southwest Airlines Co.	249,888	2,801,244
Union Pacific Corp.	157,762	20,739,393
United Continental Holdings, Inc. *	112,582	2,718,855
United Parcel Service, Inc., Class B	240,335	19,056,162

		94,392,311

Utilities 3.5%
AGL Resources, Inc.	40,487	1,692,357

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Alliant Energy Corp.	37,400	1,714,416
Ameren Corp.	83,085	2,695,277
American Electric Power Co., Inc.	164,171	7,435,305
American Water Works Co., Inc.	59,700	2,285,316
Aqua America, Inc.	47,134	1,283,459
Atmos Energy Corp.	30,718	1,147,624
Calpine Corp. *	130,200	2,568,846
CenterPoint Energy, Inc.	144,811	2,959,937
Cleco Corp.	20,600	880,650
CMS Energy Corp.	85,733	2,203,338
Consolidated Edison, Inc.	95,306	5,421,005
Dominion Resources, Inc.	189,108	10,232,634
DTE Energy Co.	57,597	3,646,466
Duke Energy Corp.	234,695	16,132,934
Edison International	110,754	5,337,235
Entergy Corp.	59,862	3,867,085
Exelon Corp.	281,219	8,841,525
FirstEnergy Corp.	136,391	5,522,472
Great Plains Energy, Inc.	52,000	1,112,800
Hawaiian Electric Industries, Inc.	32,648	880,517
IDACORP, Inc.	16,900	784,329
Integrys Energy Group, Inc.	26,455	1,446,824
ITC Holdings Corp.	17,400	1,409,400
MDU Resources Group, Inc.	64,217	1,497,540
National Fuel Gas Co.	28,047	1,525,757
New Jersey Resources Corp.	14,100	592,623
NextEra Energy, Inc.	139,908	10,080,371
NiSource, Inc.	103,880	2,807,876
Northeast Utilities	107,012	4,358,599
NRG Energy, Inc.	108,030	2,592,720
NV Energy, Inc.	80,200	1,518,186
OGE Energy Corp.	33,380	1,959,740
ONEOK, Inc.	70,124	3,296,529
Pepco Holdings, Inc.	76,274	1,488,868
PG&E Corp.	144,737	6,171,586
Piedmont Natural Gas Co., Inc.	24,500	778,120
Pinnacle West Capital Corp.	37,087	1,979,704
PPL Corp.	196,661	5,956,862
Public Service Enterprise Group, Inc.	172,072	5,365,205
Questar Corp.	60,420	1,403,557
SCANA Corp.	44,531	2,084,496
Sempra Energy	76,278	5,724,664
TECO Energy, Inc.	59,217	1,052,286
The AES Corp.	196,902	2,134,418
The Southern Co.	291,318	12,884,995
UGI Corp.	39,248	1,383,100
Vectren Corp.	27,800	877,368
Westar Energy, Inc.	39,800	1,196,786
WGL Holdings, Inc.	17,500	733,775
Wisconsin Energy Corp.	78,636	3,100,617
Xcel Energy, Inc.	164,909	4,581,172

		180,629,271

Total Common Stock
(Cost $1,947,578,898)		5,066,303,107

Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund	11,409,506	11,409,506

Total Other Investment Company
(Cost $11,409,506)		11,409,506

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.04%, 03/14/13 (c)(d)	1,348,000	1,347,946

Total Short-Term Investment
(Cost $1,347,946)		1,347,946

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.7% of net assets

State Street Institutional U.S. Government Money Market Fund	38,051,098	38,051,098

Total Collateral Invested for Securities on Loan
(Cost $38,051,098)		38,051,098

End of Collateral Invested for Securities on Loan

At 01/31/13, tax basis cost of the fund’s investments was $1,937,260,145 and the unrealized appreciation and depreciation were $3,205,585,524 and ($63,785,110), respectively, with a net unrealized appreciation of $3,141,800,414.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/15/13	160	11,946,400	524,120

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$5,066,303,107	$—	$—	$5,066,303,107
Other Investment Company[1]	11,409,506	—	—	11,409,506
Short-Term Investment[1]	—	1,347,946	—	1,347,946

Total	$5,077,712,613	$1,347,946	$—	$5,079,060,559

Other Financial Instruments
Collateral Invested for Securities on Loan	$38,051,098	$—	$—	$38,051,098
Futures Contract[2]	524,120	—	—	524,120

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$64,997	$3,754	($4,047)		($64,704)	$—	$—	$—

Total	$64,997	$3,754	($4,047)	$$—	($64,704)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46851JAN13

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments — Schwab 1000 Index Fund

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer
Date: 03/21/2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer
Date: 03/21/2013

By:	/s/ George Pereira

George Pereira
Principal Financial Officer
Date: 03/21/2013